united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Ultimus Fund Solutions, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2633

Date of fiscal year end: 4/30

Date of reporting period: 4/30/23

Item 1. Reports to Stockholders.

TOEWS AGILITY SHARES DYNAMIC TACTICAL INCOME ETF

(Ticker THY)

TOEWS AGILITY SHARES MANAGED RISK ETF

(Ticker MRSK)

April 30, 2023

Annual Report

Advised by:

Toews Corporation

1750 Zion Road, Suite 201

Northfield, NJ 08225

AgilityShares.com

1-800-511-9270

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Shareholders,

Investing in equities and bonds has the potential to generate above-inflation returns for investors. Yet despite the many reasons for investing in these markets, financial assets remain vulnerable to infrequent, severe losses during bear market cycles. As a consequence, risk abatement strategies are desirable for investors who have a limited ability to tolerate losses. The objectives of our strategies are to provide investors with access to financial markets while seeking to reduce the risk of significant loss.

As we approach the three- year anniversary of launching Toews ETFs, Toews Agility Shares Dynamic Tactical Income ETF (THY) and Toews Agility Shares Managed Risk ETF (MRSK). We are pleased with the performance of both ETFs.

Our Strategy and Fund Performance

Toews Agility Shares Dynamic Tactical Income ETF (THY) implements our tactical fixed income investment strategy which enters and exits the different parts of the bond market based on price movements. When our system indicates that prices are rising in higher yielding parts of the bond market, the fund invests with a bulling “risk-on” exposure to higher yielding bonds. At every point during a rising market, our system maintains exit points for each bond asset class. As prices rise, the exit level “rolls up” at a rate that correlates roughly to the rate of the increase of the target asset price level.

Once our system exits a higher risk bond category, it is designed to hold more conservative parts of the bond market as long as the risky bond category is declining. Just as our hedging point slowly increases during rising markets, our point of re-entry adjusts lower as markets move lower. The greater the decline, the more likely it is that we will re-enter the market at a lower point than we exited. During severe declines, the re-entry point can be significantly lower than the exit price, creating a lower basis for gains.

Over the past year, THY has trailed its benchmark. The fund trailed the benchmark during the past year due to holding positions in short term fixed income and cash instruments at times when higher yielding parts of the market were advancing.

Toews Agility Shares Managed Risk ETF (MRSK) is designed to seek equity-like returns in a bull market and attempt to limit losses in a market downturn. The foundation of the Fund is exposure to the S&P 500 Index through ownership of ETFs. The Fund hedges against market downturns by purchasing long dated S&P 500 Index put options (LEAPs). As a way to attempt to reduce the cost of the LEAPs, the Fund earns income from writing out of the money put and call options on the S&P 500 Index futures. During the past year, MRSK outperformed its benchmark, mainly to the rules-based primarily due to options positions that helped offset the losses in stocks during the year, consistent with the objective of the strategy.

One Year Performance as of 04-30-2023

Fund	Net Assets	Fund NAV Return*	Benchmark Return	Benchmark
Toews Agility Shares Dynamic Tactical Income ETF	$39,467,138	-2.05%	1.21%	ICE BofA Merrill Lynch High Yield Cash Pay Index
Toews Agility Shares Managed Risk ETF	$49,920,454	2.36%	-1.12%	CBOE S&P 500 Buywrite Index - BXM

*	Past performance is not indicative of future results

Toews Agility Shares Dynamic Tactical Income ETF (THY) intends to make income distributions monthly, and Toews Agility Shares Managed Risk ETF (MRSK) intends to make income distributions annually. Both Funds intend to distribute net capital gains annually, usually in December. The effect of such a policy has been to provide significant distributions of capital back to shareholders in December when the Funds have net capital gains and more frequently than annually for net investment income in Toews Agility Shares Dynamic Tactical Income ETF (THY). Since the distributions are reinvested in shares of the Funds unless a cash distribution is selected, the Funds do not expect to see significant changes in Fund assets except briefly in December prior to reinvestment and for brief periods of time throughout the year for Toews Agility Shares Dynamic Tactical Income ETF (THY).

Our Outlook

For investors who wish to participate in long term, above inflation growth investments, the path to navigate these markets is straightforward but requires constant vigilance: 1) stay committed to equity markets, an asset class that may help protect investors against inflation; and 2) hedge your equity portfolios against losses. Both are pillars on which the Toews system has been built.

As always, we feel strongly that adding risk management strategies to portfolios in this environment is prudent and desirable.

We thank you for the confidence you have placed in us.

Warmest Regards,

Phillip R. Toews

Portfolio Manager

Prior performance is no guarantee of future results. There can be no assurance, and individuals should not assume, that future performance of any of the portfolios referenced will be comparable to past performance. There can be no assurance that Toews will achieve its performance objectives.

This letter may include forward-looking statements. All statements other than statements of historical fact are forward-looking statements (including words such as “believe,” “estimate,” “anticipate,” “may,” “will,” “should,” and “expect”). Although we believe that the expectations reflected in such forward-looking statements are reasonable, we can give no assurance that such expectations will prove to be correct. Various factors could cause actual results or performance to differ materially from those discussed in such forward-looking statements.

This letter is intended to provide general information only and should not be construed as an offer of specifically-tailored individualized advice. Please contact your investment adviser, accountant, and/or attorney for advice appropriate to your specific situation.

Investors cannot invest directly in an index.

Definitions:

Options and futures contracts are types of derivatives. A derivative is a security with a price that is dependent upon or derived from one or more underlying assets.

The ICE BofAML High Yield U.S. Corporates, Cash Pay Index is a commonly used benchmark for U.S. issued high yield corporate bonds.

The CBOE S&P 500 BuyWrite Index is a benchmark index designed to show the hypothetical performance of a portfolio that engages in a buywrite strategy using S&P 500 index call options.

The S&P 500 Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks.

Long-term equity anticipation securities (LEAPS) are publicly traded options contracts with expiration dates that are longer than one year.

Alpha is a measure of the active return on an investment, the performance of that investment compared with a suitable market index.

For additional information about Toews, including fees and services, send for our disclosure statement as set forth on Form ADV by contacting Toews at Toews Corporation, 1750 Zion Road, Suite 201, Northfield, NJ 08225-1844 or (877) 863-9726. 2088-NLD-05302023

5708209-093023 MK ETF

Toews Agility Shares Dynamic Tactical Income ETF

PORTFOLIO REVIEW (Unaudited)

April 30, 2023

The Fund’s performance figures(*) for the periods ended April 30, 2023, compared to its benchmark:

	One	Since
	Year	Inception ***
Toews Agility Shares Dynamic Tactical Income ETF - NAV	(2.05)%	(0.42)%
Toews Agility Shares Dynamic Tactical Income ETF - Market Price	(2.05)%	(0.42)%
ICE BofA Merrill Lynch High Yield Cash Pay Index **	1.21%	2.80%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. The Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least August 31, 2023 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses) will not exceed 0.95% of average daily net assets. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. Had the Adviser not waived fees or reimbursed expenses, total returns would have been higher Please review the Fund’s most recent prospectus for more detail on the expense waiver.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing exchange traded fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

**	The ICE BofA Merrill Lynch High Yield Cash Pay Index is an unmanaged index used as a general measure of market performance consisting of fixed-rate, coupon-bearing bonds with an outstanding par which is greater than or equal to $50 million, a maturity range greater than or equal to one year and must be less than BBB/Baa3 rated but not in default. Investors cannot invest directly in an index or benchmark.

***	As of the close of business on the day of commencement of trading on June 24, 2020.

Portfolio Composition as of April 30, 2023:

Compositions	Percentage of Net Assets
Exchange-Traded Funds	99.1%
Collateral for Securities Loaned	1.2%
Liabilities In Excess of Other Assets	(0.3)%
100.0%

Please refer to the Schedule of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

Toews Agility Shares Managed Risk ETF

PORTFOLIO REVIEW (Unaudited)

April 30, 2023

The Fund’s performance figures(*) for the periods ended April 30, 2023, compared to its benchmark:

	One	Since
	Year	Inception ***
Toews Agility Shares Managed Risk ETF - NAV	2.36%	10.78%
Toews Agility Shares Managed Risk ETF - Market Price	2.92%	10.91%
CBOE S&P 500 BuyWrite Index **	(1.12)%	10.61%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. The Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least August 31, 2023 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses) will not exceed 0.95% of average daily net assets. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.. Please review the Fund’s most recent prospectus for more detail on the expense waiver.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing exchange traded fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

**	The CBOE S&P 500 BuyWrite Index (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index. Investors may not invest directly in an index.

***	As of the close of business on the day of commencement of trading on June 24, 2020.

Portfolio Composition as of April 30, 2023:

Compositions	Percentage of Net Assets
Exchanged-Traded Funds	75.7%
Future Options Purchased	5.7%
Future Options Written	(1.5)%
Other Assets In Excess of Liabilities *	20.1%
100.0%

*	Includes unrealized appreciation on open futures contracts.

Please refer to the Schedule of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

TOEWS AGILITY SHARES DYNAMIC TACTICAL INCOME ETF
SCHEDULE OF INVESTMENTS
April 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.1%
	FIXED INCOME - 99.1%
184,400	iShares Broad USD High Yield Corporate Bond ETF	$6,535,136
86,600	iShares iBoxx $ High Yield Corporate Bond ETF	6,526,176
70,400	SPDR Bloomberg High Yield Bond ETF(a)	6,511,296
264,100	SPDR Bloomberg Short Term High Yield Bond ETF	6,533,834
233,600	VanEck Fallen Angel High Yield Bond ETF	6,482,400
188,400	Xtrackers USD High Yield Corporate Bond ETF	6,520,524
	TOTAL EXCHANGE-TRADED FUNDS (Cost $38,987,693)	39,109,366

	SHORT-TERM INVESTMENTS — 1.2%
	COLLATERAL FOR SECURITIES LOANED - 1.2%
470,000	State Street Institutional US Government Money Market Fund,	470,000
	Institutional Class, 4.81% (Cost $470,000)(b),(c)

	TOTAL INVESTMENTS - 100.3% (Cost $39,457,693)	$39,579,366
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(112,228)
	NET ASSETS - 100.0%	$39,467,138

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of April 30, 2023 was $462,450.

(b)	Security was purchased with cash received as collateral for securities on loan at April 30, 2023. Total collateral had a value of $470,000 at April 30, 2023.

(c)	Rate disclosed is the seven day effective yield as of April 30, 2023.

TOEWS AGILITY SHARES MANAGED RISK ETF
SCHEDULE OF INVESTMENTS
April 30, 2023

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 75.7%
	EQUITY - 75.7%
98,900	Vanguard S&P 500 ETF					$37,784,745
	TOTAL EXCHANGE-TRADED FUNDS (Cost $38,072,788)

Contracts(a)		Counterparty	Expiration Date	Exercise Price	Notional Value
	FUTURE OPTIONS PURCHASED - 5.7%
	PUT OPTIONS PURCHASED - 5.7%
259	CME E-Mini Standard & Poor’s 500 Index Future	EDF	12/20/2024	$3,800	$56,617,400	$2,816,625
120	CME E-Mini Standard & Poor’s 500 Index Future	EDF	06/16/2023	3,440	25,131,000	30,000
	TOTAL FUTURE OPTIONS PURCHASED (Cost - $4,247,142)					2,846,625

	TOTAL INVESTMENTS – 81.4% (Cost $42,319,930)					$40,631,370
	CALL OPTIONS WRITTEN - (1.0)% (Proceeds - $504,375)					(490,500)
	PUT OPTIONS WRITTEN - (0.5)% (Proceeds - $485,500)					(241,500)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 20.1%					10,021,084
	NET ASSETS - 100.0%					$49,920,454

Contracts(a)		Counterparty	Expiration Date	Exercise Price	Notional Value
	FUTURE OPTIONS WRITTEN - (1.5)%
	CALL OPTIONS WRITTEN- (1.0)%
120	CME E-Mini Standard & Poor’s 500 Index Future 3rd Week	EDF	05/19/2023	$4,180	$25,131,000	$345,000
120	CME E-Mini Standard & Poor’s 500 Index Future	EDF	06/16/2023	4,320	25,131,000	145,500
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $504,375)					490,500

	PUT OPTIONS WRITTEN - (0.5)%
120	CME E-Mini Standard & Poor’s 500 Index Future	EDF	06/16/2023	$4,010	$25,131,000	$241,500
	(Proceeds - $485,500)

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $989,875)					$732,000

OPEN FUTURES CONTRACTS
					Fair Value and
Number of				Notional	Unrealized
Contracts Open Long Futures Contracts		Counterparty	Expiration	Amount(b)	Appreciation
57	CME E-Mini Standard & Poor’s 500 Index Future	EDF	06/16/2023	$11,937,225	$495,866

ETF - Exchange-Traded Fund

EDF - ED&F Man Capital Markets, Inc.

(a)	Each contract is equivalent to one futures contract.

(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

Toews Agility Shares ETFs
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2023

	Dynamic Tactical	Managed
	Income ETF	Risk ETF
ASSETS
Investment securities:
At cost	$39,457,693	$42,319,930
At fair value	$39,579,366	$40,631,370
Cash	405,860	8,065,023
Deposits at broker for options and futures contracts	—	1,509,638
Unrealized appreciation on futures contracts	—	495,866
Securities lending receivable	129	—
Prepaid expenses and other assets	79	107
TOTAL ASSETS	39,985,434	50,702,004

LIABILITIES
Collateral for securities loaned	470,000	—
Investment advisory fees payable	16,662	17,052
Options written, at fair value (proceeds $0 and $989,875)	—	732,000
Payable to related parties	6,924	7,971
Audit and tax fees payable	19,481	19,469
Accrued expenses and other liabilities	5,229	5,058
TOTAL LIABILITIES	518,296	781,550
NET ASSETS	$39,467,138	$49,920,454

Net Assets Consist Of:
Paid in capital (a)	$43,503,139	$50,024,318
Accumulated losses	(4,036,001)	(103,864)
NET ASSETS	$39,467,138	$49,920,454

Net Asset Value Per Share:
Shares:
Net Assets	$39,467,138	$49,920,454
Shares of beneficial interest outstanding (a)	1,775,000	1,800,000

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$22.24	$27.73

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Toews Agility Shares ETFs
STATEMENTS OF OPERATIONS
For the Year Ended April 30, 2023

	Dynamic Tactical	Managed
	Income ETF	Risk ETF
INVESTMENT INCOME
Dividends	$1,253,576	$523,389
Interest	419,949	125,787
Seurities lending income, net	6,174	—
TOTAL INVESTMENT INCOME	1,679,699	649,176

EXPENSES
Investment advisory fees	310,379	321,983
Administration fees	34,757	44,358
Accounting services fees	22,627	22,751
Custodian fees	20,720	17,958
Audit and tax fees	19,515	19,534
Trustees’ fees and expenses	15,569	15,518
Compliance officer fees	14,079	14,511
Legal fees	13,000	12,927
Transfer agent fees	10,559	9,874
Printing and postage expenses	6,819	5,464
Insurance expense	4,296	4,045
Interest expense	—	352
Other expenses	7,987	10,032
TOTAL EXPENSES	480,307	499,307

Less: Fees waived and expenses reimbursed by the Adviser	(133,279)	(138,595)
NET EXPENSES	347,028	360,712

NET INVESTMENT INCOME	1,332,671	288,464

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS AND FUTURES CONTRACTS
Net realized loss from investments	(2,192,372)	(513,428)
Net realized loss from futures contracts	—	(758,678)
Net realized gain from options purchased	—	1,380,789
Net realized gain from options written	—	1,268,300
Net realized gain (loss) from in-kind redemptions	106,956	(57,099)
Net change in unrealized appreciation on investments	121,673	1,623,163
Net change in unrealized appreciation on futures contracts	—	768,437
Net change in unrealized depreciation on options purchased	—	(2,429,969)
Net change in unrealized appreciation on options written	—	257,875
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS AND FUTURES CONTRACTS	(1,963,743)	1,539,390

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(631,072)	$1,827,854

See accompanying notes to financial statements.

Toews Agility Shares Dynamic Tactical Income ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	April 30, 2023	April 30, 2022
FROM OPERATIONS
Net investment income	$1,332,671	$714,828
Net realized loss from investments, options and futures contracts	(2,192,372)	(1,812,726)
Net realized gain from in-kind redemptions	106,956	19,620
Net change in unrealized appreciation (depreciation) on investments, options and futures contracts	121,673	(270,363)
Net decrease in net assets resulting from operations	(631,072)	(1,348,641)

DISTRIBUTIONS TO SHAREHOLDERS
Return of Capital	(14,523)	—
Distributions paid	(1,629,909)	(1,229,146)
Net decrease in net assets from distributions to shareholders	(1,644,432)	(1,229,146)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	16,701,494	11,190,980
Payments for shares redeemed	(9,311,871)	(12,824,610)
Net increase (decrease) in net assets from shares of beneficial interest	7,389,623	(1,633,630)

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,114,119	(4,211,417)

NET ASSETS
Beginning of Year	34,353,019	38,564,436
End of Year	$39,467,138	$34,353,019

SHARE ACTIVITY
Shares Sold	725,000	450,000
Shares Redeemed	(400,000)	(525,000)
Net increase (decrease) in shares from beneficial interest outstanding	325,000	(75,000)

See accompanying notes to financial statements.

Toews Agility Shares Managed Risk ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	April 30, 2023	April 30, 2022
FROM OPERATIONS
Net investment income (loss)	$288,464	$(8,306)
Distributions of realized gains by underlying investment companies	—	6,955
Net realized gain from investments, options and futures contracts	1,376,983	409,667
Net realized gain (loss) from in-kind redemptions	(57,099)	55,349
Net change in unrealized appreciation (depreciation) on investments, options and futures contracts	219,506	(1,197,677)
Net increase (decrease) in net assets resulting from operations	1,827,854	(734,012)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(434,777)	(1,673,360)
Net decrease in net assets from distributions to shareholders	(434,777)	(1,673,360)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	31,472,825	37,688,999
Payments for shares redeemed	(13,764,489)	(11,237,164)
Net increase in net assets from shares of beneficial interest	17,708,336	26,451,835

TOTAL INCREASE IN NET ASSETS	19,101,413	24,044,463

NET ASSETS
Beginning of Year	30,819,041	6,774,578
End of Year	$49,920,454	$30,819,041

SHARE ACTIVITY
Shares Sold	1,200,000	1,300,000
Shares Redeemed	(525,000)	(400,000)
Net increase in shares from beneficial interest outstanding	675,000	900,000

See accompanying notes to financial statements.

Toews Agility Shares Dynamic Tactical Income ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented

	Year Ended	Year Ended	Period Ended
	April 30, 2023	April 30, 2022	April 30, 2021 (a)

Net asset value, beginning of year/period	$23.69	$25.29	$25.00
Activity from investment operations:
Net investment income (b)	0.84	0.45	0.43
Net realized and unrealized gain (loss) on investments (c)	(1.31)	(1.29)	0.66
Total from investment operations	(0.47)	(0.84)	1.09
Less distributions from:
Net investment income	(0.80)	(0.48)	(0.44)
Return of capital	(0.01)	—	—
Net realized gains	(0.17)	(0.28)	(0.36)
Total distributions	(0.98)	(0.76)	(0.80)
Net asset value, end of year/period	$22.24	$23.69	$25.29
Market price, end of year/period	$22.24	$23.69	$25.26
Total return (d)	(2.05)%	(3.38)%	4.41	% (e)
Market Price Total return (d)	(2.05)%	(3.27)%	4.29	% (e)
Net assets, end of year/period (000s)	$39,467	$34,353	$38,564
Ratio of gross expenses to average net assets (g)(h)	1.31%	1.27%	1.19	% (f)
Ratio of net expenses to average net assets (g)	0.95%	0.95%	0.95	% (f)
Ratio of net investment income to average net assets (i)	3.65%	1.85%	1.99	% (f)
Portfolio Turnover Rate (j)	614%	548%	595	% (e)

(a)	The Toews Agility Shares Dynamic Tactical Income ETF commenced operations on June 24, 2020.

(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Total return would have been lower absent fee waiver/expense reimbursement.

(e)	Not annualized.

(f)	Annualized.

(g)	Does not include the expenses of other investment companies in which the Fund invests.

(h)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(i)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(j)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in creation units.

See accompanying notes to financial statements.

Toews Agility Shares Managed Risk ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented

	Year Ended	Year Ended	Period Ended
	April 30, 2023	April 30, 2022	April 30, 2021 (a)
Net asset value, beginning of year/period	$27.39	$30.11	$25.00
Activity from investment operations:
Net investment income (loss) (b)	0.20	(0.01)	0.04
Net realized and unrealized gain on investments (c)	0.43	1.48	6.27
Total from investment operations	0.63	1.47	6.31
Less distributions from:
Net investment income	—	(0.04)	(0.08)
Net realized gains	(0.29)	(4.15)	(1.12)
Total distributions	(0.29)	(4.19)	(1.20)
Net asset value, end of year/period	$27.73	$27.39	$30.11
Market price, end of year/period	$27.82	$27.33	$30.11
Total return (d)	2.36%	4.06%	25.69	% (e)
Market Price Total return (d)	2.92%	3.82%	25.70	% (e)
Net assets, end of year/period (000s)	$49,920	$30,819	$6,775
Ratio of gross expenses to average net assets (g)(h)(k)	1.32%	1.79%	3.46	% (f)
Ratio of net expenses to average net assets (g)(k)	0.95%	0.96%	0.96	% (f)
Ratio of net investment income (loss) to average net assets (i)(k)	0.76%	(0.05)%	0.17	% (f)
Portfolio Turnover Rate (j)	13%	335%	522	% (e)

(a)	The Toews Agility Shares Managed Risk ETF commenced operations on June 24, 2020.

(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Total return would have been lower absent fee waiver/expense reimbursement.

(e)	Not annualized.

(f)	Annualized.

(g)	Does not include the expenses of other investment companies in which the Fund invests.

(h)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(i)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(j)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in creation units.

(k)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets	1.32%	1.78%	3.45	% (e)
Net expenses to average net assets	0.95%	0.95%	0.95	% (e)
Net investment income (loss) to average net assets	0.76%	(0.04)%	0.18	% (e)

See accompanying notes to financial statements.

Toews Agility Shares ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2023

(1)	ORGANIZATION

The Toews Agility Shares Dynamic Tactical Income ETF (the “Income Fund”)(formerly Agility Shares Dynamic Tactical Income ETF) and Toews Agility Shares Managed Risk ETF (the “Managed Risk Fund”) (formerly Agility Shares Managed Risk ETF (each a “Fund,” collectively the “Funds”), are each a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Funds commenced operations on June 24, 2020. The Funds are actively managed exchange traded funds (“ETF”) that are each a fund of funds. The Income Fund’s investment objective is to seek to provide income. The Income Fund seeks to achieve its investment objective by investing primarily in exchange traded funds (“ETFs”); options on ETFs, equities and indices; futures and options that invest in or are otherwise exposed to domestic and foreign high- yield debt instruments. The Managed Risk Fund’s investment objective is to provide income and long-term growth of capital, while limiting risk. The Managed Risk Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any amounts of borrowing, in: 1) equity and equity index futures, 2) equity index options, 3) options on equity index futures, 4) options on exchange traded funds (“ETFs”), 5) exchange traded funds (“ETFs”) that invest primarily in common stocks, 6) exchange traded funds (“ETFs”) that invest primarily in fixed income securities, 7) common stocks, 8) fixed income securities and 9) cash or cash equivalents.

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (’‘GAAP”), and require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost (which approximates fair value). Exchange traded options, futures and options on futures are valued at the final settle price or, in the absence of a sale price, at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment companies are valued at net asset value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Toews Agility Shares ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2023

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non -traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Options Transactions – Funds are subject to equity price risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When a Fund writes put and call options, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked- to- market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolios or to gain inverse exposure to market index. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. Call options are purchased to allow the Funds to enter a futures contract or purchase an exchange-traded note at a specified price. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security, index, or future rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security, index, or future in connection with which an option was purchased moves in a direction favorable to a Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Toews Agility Shares ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2023

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

Exchange Traded Funds – The Funds may invest in ETFs; ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Futures Contracts – The Funds are subject to equity price risk risk in the normal course of pursuing their investment objectives. The Funds may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts as presented in deposit at broker for futures contracts in the Statements of Assets and Liabilities are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Funds would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

In unusual circumstances, securities may be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Toews Agility Shares ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2023

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2023 for the Funds’ assets and liabilities measured at fair value:

Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$39,109,366	$—	$—	$39,109,366
Collateral For Securities Loaned	470,000	—	—	470,000
Total	$39,579,366	$—	$—	$39,579,366

Managed Risk Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$37,784,745	$—	$—	$37,784,745
Open Long Futures Contracts	495,866	—	—	495,866
Future Options Purchased	2,846,625	—	—	2,846,625
Total	$41,127,236	$—	$—	$41,127,236
Liabilities*	Level 1	Level 2	Level 3	Total
Future Options Written	$732,000	$—	$—	$732,000
Total	$732,000	$—	$—	$732,000

The Funds did not hold any Level 3 securities during the period.

*	Refer to the Schedule of Investments for portfolio composition.

Toews Agility Shares ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2023

Offsetting of Financial Assets and Derivative Assets

The Funds’ policy is to recognize a net asset or liability equal to the net variation margin for futures contracts. During the year ended April 30, 2023, the Funds were not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at April 30, 2023 for the Funds.

Managed Risk Fund

				Net Amounts of
	Gross		Gross Amounts	Assets & Liabilities
	Amounts of	Gross Amounts	Offset in the	Presented in the			Net Amount of
	Recognized	of Recognized	Statement of Assets	Statement of Assets	Financial	Cash Collateral	Assets &
Description	Assets	Liabilities	& Liabilities	& Liabilities	Instruments	Pledged *	Liabilities
Futures Contracts	$495,866	$—	$—	$495,866	$—	$—	$—
Future Options Purchased	2,846,625	—	—	2,846,625	—	—	—
Future Options Written	—	(732,000)	—	(732,000)	—	732,000	—
Total	$3,342,491	$(732,000)	$—	$2,610,491	$—	$732,000	$—

*	Collateral pledged is limited to the net outstanding amount due to/from one individual counterparty. The actual collateral amounts pledged may exceed these amounts and fluctuate in value. Please refer to the Statement of Assets and Liabilities for the total collateral held as of April 30, 2023.

Impact of Derivatives on the Statements of Assets and Liabilities and Statements of Operations

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of April 30, 2023:

Managed Risk Fund

Derivative Investments Type	Risk	Location on the Statement of Assets and Liabilities	Amount
Future Options Purchased	Equity	Investments Securities at Fair Value	$2,846,625
Future Options Written	Equity	Options Written at Fair Value	(732,000)
Futures Contracts	Equity	Unrealized Appreciation on Futures Contracts	495,866

The following is a summary of the location of derivative investments in the Funds’ Statements of Operations for the year ended April 30, 2023:

Managed Risk Fund

Derivative
Investments Type	Risk	Location of Gain/Loss on Derivative	Amount
Options Purchased	Equity	Net Realized Gain from Options Purchased	$1,380,789
Options Written	Equity	Net Realized Gain from Options Written	1,268,300
Futures Contracts	Equity	Net Realized Loss from Futures Contracts	(758,678)
Options Purchased	Equity	Net Change in Unrealized Depreciation on Options Purchased	(2,429,969)
Futures Contracts	Equity	Net Change in Unrealized Appreciation on Futures Contracts	768,437
Options Written	Equity	Net Change in Unrealized Appreciation on Options Written	257,875

The derivative instruments outstanding as of April 30, 2023 as disclosed in the Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

Toews Agility Shares ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2023

Security Transactions and Related Income

Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders

Ordinarily, dividends from net investment income, if any, are declared and paid monthly by the Income Fund and annually by the Managed Risk Fund. The Funds distribute their net realized capital gains, if any, to shareholders annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes

The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended April 30, 2021 and April 30, 2022, or expected to be taken in the Fund’s April 30, 2023 year-end tax returns. The Funds identified their major tax jurisdictions as U.S. Federal and Ohio. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Funds and Trust. Additionally, in the normal course of business, the Funds enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

(3)	CASH – CONCENTRATION IN UNINSURED ACCOUNT

For cash management purposes, the Funds may concentrate cash with the Funds’ custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of April 30, 2023, the Income Fund and Managed Risk Fund held $405,860 and $8,065,023, respectively, in cash at Brown Brothers Harriman & Co. that exceeded the FDIC insurance limit of $250,000 per account.

Toews Agility Shares ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2023

(4)	INVESTMENT TRANSACTIONS

For the year ended April 30, 2023, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Income Fund amounted to $244,750,323 and $209,887,266, respectively. For the year ended April 30, 2023, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Income Fund, amounted to $10,709,038 and $4,499,011, respectively.

For the year ended April 30, 2023, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Managed Risk Fund amounted to $4,660,103 and $3,816,846, respectively. For the year ended April 30, 2023, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Managed Risk Fund, amounted to $22,094,111 and $6,882,278, respectively.

(5)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Toews Corporation serves as the Funds’ investment adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, subject to the authority of the Board, is responsible for managing the day to day operations of the Funds, including: selecting the overall investment strategies. As compensation for its services, the Funds pay to the Adviser an annual advisory fee (computed daily and paid monthly) at an annual rate of 0.85% of its average daily net assets. For the year ended April 30, 2023, the Income Fund and Managed Risk Fund incurred advisory fees of $310,379 and $321,983, respectively.

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”) has contractually agreed to reduce the Funds’ fees and/or absorb expenses of each Fund until at least August 31, 2023 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which a Fund may invest, or extraordinary expenses such as litigation) will not exceed 0.95% of average daily net assets. This Agreement may be terminated by the Funds’ Board of Trustees on 60 days’ written notice to the Adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the applicable Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. No reimbursement amount will be paid to the Adviser in any fiscal quarter unless the Board has determined in advance that a reimbursement is in the best interest of the Funds and its shareholders. For the year ended April 30, 2023, the Income Fund and Managed Risk Fund waived advisory fees in the amount of $133,279 and $138,595, respectively.

As of April 30, 2023 the total amount of expense reimbursement subject to recapture for the Funds were as follows:

	Expires	Expires	Expires
	April 30, 2024	April 30, 2025	April 30, 2026	Total
Income Fund	$86,784	$123,136	$133,279	$343,199
Managed Risk Fund	$120,038	$132,866	$138,595	$391,499

The Trust, with respect to the Funds, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to Northern Lights Distributors, LLC (the “Distributor” or “NLD”) and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

Toews Agility Shares ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2023

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for servicing in such capacities.

BluGiant, LLC (“BluGiant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

Northern Lights Compliance Services, LLC (“NLCS”) , an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

(6)	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”) . Purchases and redemptions of Creation Units for cash or involving cash-in- lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Funds are listed in the table below:

Maximum Additional Variable Charge for
Fee for In-Kind and Cash Purchases	Cash Purchases*
$200	2.00%

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

Toews Agility Shares ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2023

For the year ended April 30, 2023, the fixed and variable fees were as follows:

	Fixed Fees	Variable Fees
Income Fund	$5,600	$—
Managed Risk Fund	$4,400	$—

(7)	PRINCIPAL INVESTMENT RISKS

The Funds’ investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Funds’ prospectus and statement of additional information for a full listing of risks associated with the Funds’ investments which include, but are not limited to: authorized participant concentration risk, cybersecurity risk, derivatives risk, futures risk, gap risk, leverage risk, limited history of operations risk, management risk, newly-formed company risk, options risk and securities market risk.

Underlying Fund Risk - Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

Derivatives Risk - The derivative instruments in which the Funds may invest, including futures, options and other similar instruments, may be more volatile than other instruments. The risks associated with investments in derivatives also include liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the market value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Funds could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.

ETF Structure Risks: The Fund is structured as an ETF and as a result is subject to the special risks, including:

●	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Funds at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading Issues. Trading in Shares on the NYSE Arca, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Funds’ shares may not be developed or maintained. If the Funds’ shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell

Toews Agility Shares ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2023

your Shares. The Funds’ investment results are measured based upon the daily NAV of the Funds over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Funds.

In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	The market price for the Funds’ shares may deviate from the Funds’ net asset value, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Funds’ NAV, which is reflected in the bid and ask price for Funds shares or in the closing price.

●	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Funds’ shares is open, there may be changes from the last quote of the closed market and the quote from the Funds’ domestic trading day, which could lead to differences between the market value of the Funds’ shares and the Funds’ NAV.

●	In stressed market conditions, the market for the Funds’ shares may become less liquid in response to the deteriorating liquidity of the Funds’ portfolio. This adverse effect on the liquidity of the Funds’ shares may, in turn, lead to differences between the market value of the Funds’ shares and the Funds’ NAV.

Fluctuation of Net Asset Value Risk: The NAV of the Funds’ shares will generally fluctuate with changes in the market value of the Funds’ holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Funds’ Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the Funds’ holdings trading individually or in the aggregate at any point in time. In addition, unlike conventional ETFs, the Funds are not index funds. The Funds are actively managed and does not seek to replicate the performance of a specified index. Index based ETFs have generally traded at prices which closely correspond to NAV per share. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.

Market Risk – Overall market risks may also affect the value of the Fund. The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man -made disasters; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions you could lose your entire investment.

Toews Agility Shares ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2023

Securities Lending Risk – The Funds may lend portfolio securities to institutions, such as banks and certain broker-dealers. A Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund (see additional information at Note 10).

Portfolio Turnover Risk – As a Fund principally investing in Underlying Funds, higher portfolio turnover within the Underlying Funds will result in higher transactional and brokerage costs for the Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

(8)	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at April 30, 2023, were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Income Fund	$40,196,165	$133,882	$(750,681)	$(616,799)
Managed Risk Fund	41,224,414	1,418,267	(2,247,445)	(829,178)

(9)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended April 30, 2023 and April 30, 2022 was as follows:

For the period ended April 30, 2023:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Income Fund	$1,629,909	$—	$14,523	$—	$1,644,432
Managed Risk Fund	100,629	334,148	—	—	434,777

For the period ended April 30, 2022:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Income Fund	$1,229,146	$—	$—	$—	$1,229,146
Managed Risk Fund	585,600	1,087,760	—	—	1,673,360

As of April 30, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Income Fund	$—	$—	$(158,569)	$(3,260,633)	$—	$(616,799)	$(4,036,001)
Managed Risk Fund	725,314	—	—	—	—	(829,178)	(103,864)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gains, and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and mark-to-market on open options and futures contracts.

Toews Agility Shares ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2023

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Post October
Portfolio	Losses
Income Fund	$158,569
Managed Risk Fund	—

At April 30, 2023, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and utilized capital loss carryforwards as follows:

	Non-Expiring
				CLCF
Portfolio	Short-Term	Long-Term	Total	Utilized
Income Fund	$3,260,633	$—	$3,260,633	$—
Managed Risk Fund	—	—	—	—

Permanent book and tax differences, primarily attributable book/tax basis treatment of realized gain (loss) on in-kind redemptions resulted in reclassifications and distributions in excess for the Funds for the period ended April 30, 2023 as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
Income Fund	$47,484	$(47,484)
Managed Risk Fund	$(57,099)	$57,099

(10)	SECURITIES LENDING

The Income Fund has entered into a securities lending arrangement (the “Agreement”) with the Securities Finance Trust Company (“SFTC”, or the “Lending Agent”). Under an agreement (the “Securities Lending Agreement”) with SFTC, the Income Fund can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Income Fund’s security lending procedures. The Income Fund continues to receive interest or dividends on the securities loaned. The Income Fund has the right under the Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Income Fund could experience delays or losses on recovery. Additionally, the Income Fund is subject to the risk of loss from investments made with the cash received as collateral. The Income Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

Toews Agility Shares ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2023

The following table breaks out the Income Fund’s securities lending transactions accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of April 30, 2023:

Overnight and
Continuous
Income Fund	State Street Institutional US Government Money Market Fund, Institutional Class	$470,000

At April 30, 2023, the Income Fund loaned securities and received cash collateral for the loan. This cash was invested in the State Street Institutional US Government Money Market Fund, Institutional Class as shown in the Schedule of Investments. The Income Fund receives compensation relating to the lending of its securities as reflected in the Statement of Operations.

The securities loaned are noted in the Schedule of Investments. The fair value of the securities loaned for the Income Fund at April 30, 2023 were as follows.

Securities Loaned
Income Fund	$462,450

The fair value of the “Collateral for securities Loaned” on the Schedule of Investments includes only cash collateral received and reinvested. As of April 30, 2023, the total collateral for securities loaned was as follows:

Collateral for
Securities Loaned
Income Fund	$470,000

These amounts are offset by a liability recorded as “Collateral on securities loaned” as shown on the Statement of Assets and Liabilities.

(11)	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Income Fund and the Managed Risk Fund invest in other ETFs. Each ETF is subject to specific risks depending on the nature of the ETF. These risks could include liquidity risk, sector risk, foreign and related currency risk and high yield risk. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The performance of the Managed Risk Fund will be directly affected by the performance of the Vanguard S&P 500 ETF. The annual report for this security, along with the report of the independent registered public accounting firm are included in this security’s N-CSR available at “www.sec.gov”. As of April 30, 2023, the percentage of the Managed Risk Fund’s net assets invested in the Vanguard S&P 500 ETF was 75.7%.

(12)	SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Northern Lights Fund Trust

and the Shareholders of Toews Agility Shares Dynamic Tactical Income ETF and Toews Agility Shares Managed Risk ETF

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Toews Agility Shares Dynamic Tactical Income ETF and Toews Agility Shares Managed Risk ETF (collectively, the Funds), each a separate series of the Northern Lights Fund Trust, including the schedules of investments, as of April 30, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the related notes to the financial statements (collectively, the financial statements), and the financial highlights for each of the two year years in the period then ended and for the period from June 24, 2020 (commencement of operations) through April 30, 2021,. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of April 30, 2023, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from June 24, 2020 (commencement of operations) through April 30, 2021, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, audits of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of April 30, 2023, by correspondence with the custodians and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor to one or more of the Toews Funds since 2013.

Denver, Colorado

June 29, 2023

Toews Agility Shares ETFs
EXPENSE EXAMPLES (Unaudited)
April 30, 2023

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period from November 1, 2022 to April 30, 2023 (the ’‘period’’).

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ’‘Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases or sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
Actual	11/1/22	4/30/23	During Period*
Income Fund	$1,000.00	$1,010.80	$4.74
Managed Risk Fund	$1,000.00	$1,072.60	$4.88

	Beginning	Ending
Hypothetical	Account Value	Account Value	Expenses Paid
(5% return before expenses)	11/1/22	4/30/23	During Period*
Income Fund	$1,000.00	$1,020.08	$4.76
Managed Risk Fund	$1,000.00	$1,020.08	$4.76

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratios of 0.95%, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

Toews Agility Shares ETFs

SUPPLEMENTAL INFORMATION (Unaudited)

April 30, 2023

Toews Corporation Adviser to Toews Agility Shares Dynamic Tactical Income ETF (“Agility Dynamic”), and Toews Agility Shares Managed Risk Equity ETF (“Agility Managed”)*

In connection with the regular meeting held on June 22-23, 2022 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Toews Corporation (“Toews” or the “Adviser”) and the Trust, with respect to the Agility Dynamic, and Agility Managed. (each a “Fund” and collectively referred to as the “Funds”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Services.

The Board noted that Toews was founded in 1995 and managed approximately $1.3 billion in assets, a decrease from the previous year. The Board further noted that Toews specialized in designing and managing portfolios, specifically SMAs, mutual funds and ETFs, based on behavioral science and tactical research. The Board discussed the background information on the Adviser’s key personnel, taking into consideration their education and significant financial industry experience. They noted that the new CCO had been fully integrated into his role at the Adviser as of February 2022 and they discussed his previous compliance experience. The Board considered that Toews investment process relied on technical analysis of target allocations to identify the proper weighting of a portfolio. The Board recognized that the Adviser’s experience in the tactical space and commitment to its systematic signals had added value. The Board acknowledged the Adviser’s risk mitigation strategies for each Fund, noting that Agility Managed used options and/or put hedge strategies to mitigate risk. The Trustees noted that the Adviser hired a third-party IT service provider who conducted a complete assessment of the Adviser’s IT infrastructure which included cybersecurity, which will result in an enhanced cybersecurity policy. After further discussion, the Board agreed Toews has the necessary resources to continue to provide quality service to the Funds for the benefit of shareholders.

Performance.

Agility Dynamic. The Board reviewed the Fund’s investment objective and strategy. The Board discussed the Fund’s Morningstar Category, high yield bonds. The Board noted that given the Fund’s limited history of operations, it had not received a Morningstar rating. The Board acknowledged that the Fund underperformed the benchmark and the category and peer group medians over the one-year and since inception periods. The Board acknowledged that the Fund ranked number one in its peer group with respect to standard deviation, but with a negative impact on performance. They discussed the Adviser’s recent enhancements to the Fund’s investment algorithm and resulting performance. The Board considered the Adviser’s reasoning that the Fund’s underperformance was due to market volatility. After further discussion, it was the consensus of the Board that additional time was needed to fully evaluate the Adviser’s enhancements to the strategy and Fund performance.

Agility Managed. The Board reviewed the Fund’s investment objective and strategy. The Board noted the Adviser’s use of puts to reduce equity risk. The Board noted that the Fund outperformed the category and peer group medians over the one-year and since inception periods, while underperforming the benchmark during each

Toews Agility Shares ETFs

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

April 30, 2023

period. The Board recognized the relatively high standard deviation of the Fund. The Board agreed that the Adviser’s process had driven solid returns over its short period of operations and the Fund’s performance was satisfactory.

Fees and Expenses.

Agility Dynamic. The Board acknowledged that the Fund’s advisory fee of 0.85% was higher than its category and peer group medians and averages, but within the range of fees charged by the funds in the peer group. The Board considered the Adviser’s assertion that the advisory fee was reasonable given the proprietary investment strategy and the Adviser’s considerable experience as a tactical asset manager. The Board discussed the Fund’s net expense ratio. After further discussion, the Board concluded that the Fund’s advisory fee was not unreasonable.

Agility Managed. The Board noted that the Fund’s advisory fee of 0.85% was higher than its Morningstar category and peer group median, but within the range of fees charged by the funds in the peer group. The Board again considered the Adviser’s assertion that the advisory fee was reasonable given the experience and resources devoted to managing the Fund. After further discussion, the Board concluded that the Fund’s advisory fee was not unreasonable.

Economies of Scale.

The Board considered whether economies of scale had been realized in connection with Toews’ advisory services. They discussed the Adviser’s acknowledgement that breakpoints could be appropriate in the future as the Funds’ assets increase to more meaningful levels. The Board noted that based on each Fund’s current asset sizes and profit levels, the absence of breakpoints was acceptable at this time.

Profitability.

The Board reviewed the profitability analysis provided by Toews and discussed Toews’ analysis of risks assumed in managing the Funds. The Board noted that the Adviser realized a profit with respect to Agility Dynamic, and the explanation provided by the Adviser pertaining to the reasonableness of such profit. The Board agreed that the profits realized by Toews were not excessive.

Conclusion.

Having requested and received such information from Toews as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the Advisory Agreement was in the best interests of the Funds and each Fund’s respective shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

Toews Agility Shares ETFs
SUPPLEMENTAL INFORMATION (Unaudited)
April 30, 2023

The Trustees and the executive officers of the Trust are listed below with their present positions with the Trust and principal occupations over at least the last five years. The business address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Ultimus Fund Solutions, LLC, P.O. Box 541150, Omaha, Nebraska 68154.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	8	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013); Northern Lights Variable Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (2014 - 2017); and Altegris KKR Commitments Master Fund (since 2014); Carlyle Tactical Private Credit Fund (since March 2018) and Independent Director OHA CLO Enhanced Equity II Genpar LLP (since June 2021).
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012).	8	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Northern Lights Variable Trust (since 2013); Two Roads Shared Trust (since 2012); Altegris KKR Commitments Master Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); and Schroder Global Series Trust (2012 to 2017).
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Retired, previously held several positions in a major Wall Street firm including Capital Markets Controller, Director of Global Taxation, and CFO of the Specialty Finance Group.	8	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005); Northern Lights Variable Trust (since 2006); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust (2007-2019).
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired (since 2012). Formerly, Founder, President and Chief Investment Officer, Orizon Investment Counsel, Inc. (2000-2012).	8	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005) Northern Lights Variable Trust (since 2006); AdvisorOne Funds (since 2003); Alternative Strategies Fund (since 2010); and previously, CLA Strategic Allocation Fund (2014-2015).
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975- 2011).	8	Northern Lights Fund Trust (for series not affiliated with the Funds since 2011); Northern Lights Fund Trust III (since February 2012); Alternative Strategies Fund (since 2012) and Northern Lights Variable Trust (since 2011).
Mark H. Taylor Born in 1964	Trustee Since 2007; Chairman of the Audit Committee since 2013	PhD (Accounting), CPA; Professor and Director, Lynn Pippenger School of Accountancy, Muma College of Business, University of South Florida (2019 – present); Professor and Department of Accountancy Chair, Case Western Reserve University (2009-2019); President, American Accounting Association (AAA) commencing August 2022 (President-Elect 2022-2023, President 2023- 2024; Past President 2024- 2025). AAA Vice President-Finance (2017- 2020); President, Auditing Section of the AAA; Member, AICPA Auditing Standards Board (2009- 2012); Academic Fellow, Office of the Chief Accountant, United States Securities Exchange Commission (2005-2006); Center for Audit Quality research grants (2014, 2012).	8	Northern Lights Fund Trust (for series not affiliated with the Funds since 2007); Alternative Strategies Fund (since 2010); Northern Lights Fund Trust III (since 2012); and Northern Lights Variable Trust (since 2007).

4/30/23 – NLFT_v2

Toews Agility Shares ETFs
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
April 30, 2023

Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Kevin E. Wolf Born in 1969	President, Principal Executive Officer Since June 2017	Executive Vice President, Head of Fund Administration, and Product; Ultimus Fund Solutions, LLC (since 2020); Vice President of The Ultimus Group, LLC (since 2019); Executive Vice President, Gemini Fund Services, LLC (2019-2020); President, Gemini Fund Services, LLC (2012-2019); Treasurer of the Trust (2006-June 2017).	N/A	N/A
James Colantino Born in 1969	Treasurer, Principal Accounting Officer Since June 2017	Senior Vice President Fund Administration, Ultimus Fund Solutions (since 2020); Senior Vice President Fund Administration, Gemini Fund Services, LLC (2012-2020); Assistant Treasurer of the Trust (2006-June 2017).	N/A	N/A
Stephanie Shearer Born in 1979	Secretary Since February 2017	Assistant Secretary of the Trust (2012-February 2017); Associate Director, Ultimus Fund Solutions (since 2022); Manager of Legal Administration, Ultimus Fund Solutions (2020-2022); Manager of Legal Administration, Gemini Fund Services, LLC (2018-2020); Senior Paralegal, Gemini Fund Services, LLC (2013 -2018).	N/A	N/A
Michael J. Nanosky Born in 1966	Chief Compliance Officer Since January 2021	Chief Compliance Officer, of the Trust (since January 2021); Vice President-Senior Compliance Officer, Ultimus Fund Solutions (since 2020); Vice President, Chief Compliance Officer for Williamsburg Investment Trust (2020-current); Senior Vice President-Chief Compliance Officer, PNC Funds (2014-2019).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of April 30, 2023, the Trust was comprised of 66 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds in the Trust advised by the Fund’s Adviser. The Funds do not hold themselves out as related to any other series within the Trust that is not advised by the Fund’s Adviser.

The Funds’ SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-800-511-9270.

4/30/23 – NLFT_v2

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

This Page Intentionally Left Blank

Proxy Voting Policy

Information regarding how the Funds vote proxies relating to portfolio securities for the twelve month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-800-511-9270 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-800-511-9270.

Adviser
Toews Corporation
1750 Zion Road, Suite 201
Northfield, NJ 08225

Administrator
Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which contains information about the Funds’ investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Funds.

AGILITY-A23

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Anthony J. Hertl, Mark Gersten and Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR.  Mr. Hertl, Mr. Gersten and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2023 - $33,000

2022 - $32,000

(b)	Audit-Related Fees

2023 – None

2022 – None

(c)	Tax Fees

2023 – $7,500

2022 – $6,900

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2023 – None

2022 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

2023   2022

Audit-Related Fees:      0.00% 0.00%

Tax Fees:                     0.00% 0.00%

All Other Fees:             0.00% 0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2023 - $7,500

2022 - $6,900

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

(i)        Not applicable.

(j)       Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Principal Executive Officer/President

Date 7/6/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Principal Executive Officer/President

Date 7/6/23

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 7/6/23